Other operating costs - Schedule of analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Depreciation, amortisation and impairment	£ 2,175	£ 2,061	£ 1,984
Payroll costs	2,143	2,043	1,958
Purchases of electricity	1,429	1,497	2,055
Purchases of gas	1,578	1,289	2,516
Property and other taxes	1,402	1,279	1,302
UK electricity balancing costs	1,143	2,486	4,052
Impairment of joint venture	303	0	0
Other	3,071	4,553	3,682
Other operating costs	13,244	15,208	17,549
Provision for bad and doubtful debts	200	179	220
Total operating costs from continuing operations	13,444	15,387	17,769
Operating costs from continuing operations include:
Inventory consumed	506	408	723
Research and development expenditure	£ 43	£ 32	£ 23